Annual Total Returns - FidelityAdvisorLimitedTermBondFund-RetailPRO - FidelityAdvisorLimitedTermBondFund-RetailPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 01, 2013
Fidelity Limited Term Bond Fund
Bar Chart Table:
Annual Return 2014	2.05%
Annual Return 2015	0.71%
Annual Return 2016	2.51%
Annual Return 2017	1.88%
Annual Return 2018	0.71%
Annual Return 2019	6.03%
Annual Return 2020	5.16%
Annual Return 2021	(1.24%)
Annual Return 2022	(5.87%)